COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments under Operating Leases	The minimum rental payments under operating leases as of December 31, 2018, are as follows:
Rental of premises

2019	13,385
2020	11,735
2021	7,447
2022	5,456
Thereafter	17,807

55,830